Shareholders equity	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
24 SHAREHOLDERS’ EQUITY
24.1 Share capital
On June 30, 2024, Suzano’s share capital was R$19,269,281 divided into 1,304,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$19,235,546. The breakdown of the share capital is as set out below:

	06/30/2024		12/31/2023
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	28.19	367,612,329	27.76
Controller	196,065,636	15.03	196,065,636	14.81
Managements and related persons	32,565,566	2.50	32,105,783	2.42
Alden Fundo de Investimento em Ações	26,154,744	2.01	26,154,744	1.98
	622,398,275	47.73	621,938,492	46.97
Treasury (Note 24.2)	27,085,856	2.07	34,765,600	2.63
Other shareholders	654,633,484	50.20	667,413,523	50.40
	1,304,117,615	100.00	1,324,117,615	100.00
For the six-month period ended June 30, 2024, SUZB3 common shares ended the period quoted at R$57.01 and R$55.63 on December 31, 2023.
On April 25, 2024, the Annual and Extraordinary Shareholders' Meeting approved the capitalization of part of the balance of the Capital Increase Reserve, pursuant to article 199 of the Brazilian Corporation Law, in an amount equivalent to R$ 10,000,000 in view of the possibility that the balance of the profit reserves exceeds the capital stock. As of June 30, 2024, the net capital stock is R$ 19,235,546.
24.2 Treasury shares
On June 30, 2024, the Company had 27,085,856 (34,765,600 as of December 31, 2023) of its own common shares held in treasury, with an average cost of R$48.17 per share, with a historical value of R$1,304,843 (R$1,484,014 as at December 31, 2023) and the market corresponding to R$1,544,165 (R$1,934,010 as at December 31, 2023).
On January 26, 2024, 20,000,000 common shares held in treasury were cancelled, as described in Note 1.2.3).
From the approval of the program until June 30, 2024, the company acquired 12,434,500 shares, with a historical value of R$54.64 and corresponding to R$679,431. The Program may repurchase up to a maximum of 40,000,000 common shares and the term will end on July 26, 2025.
On June 30, 2024, the Company granted 114,244 common shares at an average cost of R$42.69 per share, with a historical value of R$4,877, to comply with the 2021 Program of the restricted shares plan (Note 22.2).

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	20,000,000	44.05	880,914	880,914
Canceled	(37,145,969)	40.84	(1,517,224)	(1,570,532)
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised	(114,244)	42.69	(4,877)	(5,928)
Repurchase	12,434,500	54.64	679,431	679,431
Canceled	(20,000,000)	42.69	(853,725)	(1,058,200)
Balances at June 30, 2024	27,085,856	48.17	1,304,843	1,544,165